OTHER INCOME (Detail Textuals) - USD ($)	12 Months Ended
	Jul. 31, 2018	Jul. 31, 2017
Other Income and Expenses [Abstract]
Other income	$ 205,748
Amount of commission from real estate	$ 205,748